SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Sustaining capital expenditures incurred	$ 1,952	$ 2,707